Mortgage Servicing Assets - MSR's (Details) - Weighted-Average - Agency residential mortgage-backed securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Prepayment rate	8.33%	7.69%
Effect on Fair Value of a 10% adverse change	$ (4)
Effect on Fair Value of a 20% adverse change	$ (8)
Residual cash flows discount rate	6.62%	6.61%
Effect on Fair Value of a 10% adverse change	$ (4)
Effect on Fair Value of a 20% adverse change	$ (7)